PREPAYMENT AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Prepayment and Other Current Assets [Abstract]
Schedule of Prepayment and Other Current Assets [Table Text Block]
Prepayment and other current assets consist of the following:

	December 31,
	2013	2012
	US$	US$
Prepayment for inventory purchase	4,867,803	3,808,938
Other prepaid expenses	730,181	261,037
	5,597,984	4,069,975